Consolidated Statements of Operations and Comprehensive Loss(USD ($))	3 Months Ended		6 Months Ended		130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUE					$ 1,751
EXPENSES
Amortization	1,801	1,805	3,604	3,611	56,751
Consulting fee	23,941				20,928
Interest on shareholder loan		2,169	430	4,551	28,303
Interest and bank charges	1,847	4,312	9,054	5,670	41,908
Office and miscellaneous	11,728	17,506	26,065	31,439	132,755
Professional fees	19,214	18,136	49,468	40,865	398,867
Repairs and maintenance					869
Salaries and wages	25,290	24,548	50,182	39,016	519,396
Stock based compensation					492,309
Telephone and utilities	6	230	193	421	12,570
Advertising and promotion	58		402	143	9,526
Travel				22	3,156
Feasibility study	72,857	25,000	116,157	41,733	233,027
Foreign exchange loss	944	(830)	8,457	2,748	14,191
Write-down of land deposits				3,210	11,610
Write down in website development costs					17,390
Write-off trademark cost					279
Write-off on discount of convertible notes			80,237		80,237
	133,745	92,876	344,249	173,429	2,074,072
OTHER ITEMS
Interest income	85		85		116
Debt forgiven					13,192
Gain on sale of assets	908,030		1,717,024		1,717,024
Others					(800)
	908,115		1,717,109		1,729,532
NET INCOME (LOSS) FOR THE PERIOD	774,370	(92,876)	1,372,860	(173,429)	(342,789)
Other comprehensive income (loss) for the period
Exchange difference on translation	(3,306)	17,480	(1,493)	14,323	(27,725)
COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ 771,064	$ (75,396)	$ 1,371,367	$ (159,106)	$ (370,514)
Profit (loss) per share - Basic (in Dollars per share)	$ 0.04	$ 0.00	$ 0.06	$ (0.01)
Weighted average number of common shares outstanding - basic (in Shares)	22,050,432	27,079,086	24,559,473	27,004,496
Profit (loss) per share - Diluted (in Dollars per share)	$ 0.03	$ 0.00	$ 0.05	$ (0.01)
Weighted average number of common shares outstanding - diluted (in Shares)	22,875,748	27,079,086	25,384,789	27,004,496